Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations [Table Text Block]
Carrying amounts of assets disposed

December 31,
2017
HK$

Cash and cash equivalents	94,499
Deposits, prepayment and other receivables	30,344
Current assets of discontinued operations	124,843

Property, plant and equipment, net	53,470
Land use right	27,033
Non-current assets of discontinued operations	80,503
Total assets of discontinued operations	205,346

Carrying amounts of liabilities disposed

December 31,
2017
HK$

Other payables and accruals	259
Current liabilities of disposal liabilities	259
Total liabilities of disposal liabilities	259

Consolidated statement of operations and comprehensive income

	For the year ended December 31,
	2016	2017	2018
	HK$	HK$	HK$

Revenue	1,073,536	-	-
Cost of sales	(778,059)	-	-

Gross profit	295,477	-	-
Other revenue	5,897	-	-
Selling, general and administrative expenses	(125,994)	(3,104)	(5,909)
Gain on disposal of property, plant and equipment	1,197	-	-
Gain on disposal of subsidiaries	540,921	141,341	171,809
Interest income	334	45	24
Finance costs	(545)	-	-

Profit before income tax	717,287	138,282	165,924
Income tax expense	(31,305)	-	-

Profit for the year	685,982	138,282	165,924

Other comprehensive income
Exchange gain/(loss) on translation of financial statements of foreign operations	(13,458)	(813)	6,674
Income from discontinued operations attributable to members of the Company	672,524	137,469	172,598